LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
LOSS PER SHARE
10.	LOSS PER SHARE

Basic loss per ordinary share

Basic loss per ordinary share is calculated by dividing the net loss attributable to owners of the parent of US$37,376,000 (2024: loss of US$31,789,000) (2023: loss of US$24,018,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year. Basic loss per ordinary share from continuing operations is calculated by dividing the loss from continuing operations attributable to owners of the parent of US$37,376,000 (2024: loss of US$31,216,000) (2023: loss of US$36,868,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year.

As at December 31, 2025, the number of ‘A’ ordinary shares for the purposes of the calculation of basic loss per share are 371,513,458 shares (2024: 359,193,482 shares) (2023: 153,099,405 shares).

	December 31, 2025	December 31, 2024	December 31, 2023
‘A’ ordinary shares	371,513,458	359,193,482	153,099,405

Basic loss per share denominator	371,513,458	359,193,482	153,099,405

Reconciliation to weighted average loss per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 19)	371,749,080	165,865,882	164,985,882
Weighted average number of ‘A’ ordinary shares issued during the year*	12,319,978	205,883,200	669,123
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic loss per share denominator	371,513,458	359,193,482	153,099,405

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted loss per ordinary share

Diluted loss per ordinary share is calculated by dividing the net loss attributable to owners of the parent by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year, plus the weighted average number of ‘A’ ordinary shares that would be issued on the conversion of all the dilutive potential ‘A’ ordinary shares into ‘A’ ordinary shares. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic loss per ‘A’ ordinary share and diluted loss per ‘A’ ordinary share are equivalent.

The following potential ‘A’ ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ‘A’ ordinary shares for the purposes of calculating diluted loss per ‘A’ ordinary share.

	December 31, 2025	December 31, 2024	December 31, 2023
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	-	186,908
Issuable on exercise of warrants to Perceptive (Note 23)	57,200,000	20,173,151	-
Issuable on exercise of conversion options to Perceptive (Note 23)	34,712,063	-	-
Issuable on conversion of Exchangeable notes (Note 23)	38,391	38,391	38,391
Issuable on conversion of Convertible notes (Note 23)	24,691,358	24,691,358	24,691,358

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive loss per ‘A’ ordinary share	116,641,812	44,902,900	24,916,657

Of the ‘A’ ordinary shares issuable on exercise of options, nil are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Potential ordinary shares arising from the Perceptive financing arrangements, including conversion options subject to share price conditions, are contingently issuable under IAS 33. These instruments have been excluded from diluted earnings per share as the Group incurred losses in all periods presented and their inclusion would be anti‑dilutive.

Loss per ADS

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ ordinary shares from one (1) ADS representing four (4) ‘A’ ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares.

Basic loss per ADS is calculated by dividing the loss attributable to owners of the parent of US$37,376,000 (2024: loss of US$31,789,000) (2023: loss of US$24,018,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year. Basic loss per ADS from continuing operations is calculated by dividing the loss of US$37,376,000 (2024: loss of US$31,216,000) (2023: loss of US$36,868,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year.

As at December 31, 2025, the number of ADS for the purposes of the calculation of basic loss per ADS were 18,575,673 ADS (2024: 17,959,674 ADS) (2023: 7,654,970 ADS).

	December 31, 2025	December 31, 2024	December 31, 2023
ADS	18,575,673	17,959,674	7,654,970

Basic loss per ADS denominator	18,575,673	17,959,674	7,654,970

Reconciliation to weighted average loss per ADS denominator:
Number of ADS at January 1 (Note 19)	18,587,454	8,293,294	8,249,294
Weighted average number of shares issued during the year*	615,999	10,294,160	33,456
Weighted average number of treasury shares	(627,780)	(627,780)	(627,780)

Basic loss per ADS denominator	18,575,673	17,959,674	7,654,970

*The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted loss per ADS

Diluted loss per ADS is calculated by dividing the net loss attributable to owners of the parent by the weighted average number of ADS in issue, net of any Treasury Shares, during the year, plus the weighted average number of ADS that would be issued on the conversion of all the dilutive potential ADS into ADS. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic loss per ADS and diluted earnings per ADS are equivalent.

The following potential ADS are anti-dilutive and are therefore excluded from the weighted average number of ADS for the purposes of calculating dilutive (loss)/earnings per ADS.

	December 31, 2025	December 31, 2024	December 31, 2023
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	-	9,345
Issuable on exercise of warrants to Perceptive (Note 23)	2,860,000	1,008,658	-
Issuable on exercise of conversion options to Perceptive (Note 23)	1,735,603	-	-
Issuable on conversion of Exchangeable notes (Note 23)	1,920	1,920	1,920
Issuable on conversion of Convertible notes (Note 23)	1,234,568	1,234,568	1,234,568

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive loss per ADS	5,832,091	2,245,146	1,245,833

Of the ADS issuable on exercise of options, NIL are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Potential ordinary ADS arising from the Perceptive financing arrangements, including conversion options subject to share price conditions, are contingently issuable under IAS 33. These instruments have been excluded from diluted earnings per share as the Group incurred losses in all periods presented and their inclusion would be anti‑dilutive.